Credit facility (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalent		$ 29,268	$ 67,762
Loans receivable, net		56,841	55,832
Credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Description for interest rate	the Company amended its credit facility to lower the effective interest rate from a maximum of LIBOR plus 9% (with a LIBOR floor of 1.5%) to LIBOR plus 8% with no floor
Description for fee payable under facility	There is a 0.33% fee on the available but undrawn portion of the $60,000 facility.
Rate of fee on available but undrawn portion facility	0.33%
Undrawn portion under credit facility	$ 60,000
Cash and cash equivalent		56,841	55,832
Loans receivable, net		288	154
Notional amount		$ 60,000
Borrowings maturity date		Jul. 02, 2025
Principal And Interest Outstanding Balance		$ 46,180	$ 44,983